Income Taxes - Schedule of Changes in Valuation Allowance (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Valuation allowance:
Balance at beginning of the year	$ 468,938	$ 211,556
Additions	790,396	271,702
Loss utilized		(49,314)
Exchange difference	51,129	34,994
Balance at end of the year	$ 1,310,463	$ 468,938